1
The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 83.5%
Aerospace  — 3.8%
16,500 Allient Inc. ...................... $ 738,375
1,500 ATI Inc.† ....................... 122,010
1,000 L3Harris Technologies Inc. ........... 305,410
2,650 Moog Inc., Cl. A .................. 550,325
290,000 Rolls-Royce Holdings plc ............ 4,641,250
1,500 Spirit AeroSystems Holdings Inc., Cl. A† . 57,900
6,415,270
Agriculture  — 0.1%
5,000 American Vanguard Corp.† .......... 28,700
12,500 Limoneira Co. .................... 185,625
214,325
Automotive  — 3.7%
1,400 Blue Bird Corp.† .................. 80,570
4,000 Daimler Truck Holding AG ........... 164,461
4,100 Ferrari NV ...................... 1,989,402
137,800 Iveco Group NV .................. 2,969,547
4,200 Rush Enterprises Inc., Cl. B .......... 241,164
23,000 Traton SE ....................... 736,646
6,181,790
Automotive: Parts and Accessories  — 2.9%
50,013 Brembo NV ..................... 527,579
87,000 Dana Inc. ....................... 1,743,480
46,002 Garrett Motion Inc. ................ 626,547
1,200 Linamar Corp. ................... 64,359
12,000 Modine Manufacturing Co.† .......... 1,705,920
7,000 Monro Inc. ...................... 125,790
4,793,675
Aviation: Parts and Services  — 1.8%
13,000 AAR Corp.† ..................... 1,165,710
1,000 Curtiss-Wright Corp. ............... 542,940
13,200 Ducommun Inc.† ................. 1,268,916
2,977,566
Broadcasting  — 1.6%
4,500 Beasley Broadcast Group Inc., Cl. A† .... 24,300
100,000 Canal+ SA ...................... 329,501
35,000 Corus Entertainment Inc., Cl. B† ....... 2,263
100 GCI Liberty Inc., Cl. A† ............. 3,756
20 GCI Liberty Inc., Cl. C† ............. 745
225,000 ITV plc ......................... 241,931
94,000 Sinclair Inc. ..................... 1,419,400
36,000 TEGNA Inc. ..................... 731,880
2,753,776
Building and Construction  — 1.4%
2,000 Amrize Ltd.† ..................... 96,451
8,500 Arcosa Inc. ...................... 796,535
3,500 Bouygues SA .................... 157,463
1,000 Carrier Global Corp. ............... 59,700
Shares
Market
Value
1,000 Holcim AG ...................... $ 84,593
400 IES Holdings Inc.† ................ 159,060
6,000 Johnson Controls International plc ..... 659,700
3,000 Knife River Corp.† ................. 230,610
3,500 Masterbrand Inc.† ................. 46,095
2,290,207
Business Services  — 3.5%
5,000 Acuren Corp.† ................... 66,550
175,000 Havas NV ....................... 321,645
23,300 Herc Holdings Inc. ................ 2,718,178
66,000 JCDecaux SE .................... 1,183,231
13,500 Loomis AB ...................... 575,884
5,000 NIQ Global Intelligence plc† .......... 78,500
28,000 Rentokil Initial plc ................. 141,516
4,000 Rentokil Initial plc, ADR ............. 101,000
4,000 Ströeer SE & Co. KGaA ............. 177,986
3,400 Waste Connections Inc. ............. 597,720
5,962,210
Cable and Satellite  — 1.6%
1,800 Cogeco Communications Inc. ......... 82,725
549,000 Grupo Televisa SAB, ADR ............ 1,476,810
800 Liberty Broadband Corp., Cl. A† ....... 50,664
103 Liberty Broadband Corp., Cl. C† ....... 6,545
48,000 Liberty Global Ltd., Cl. A† ........... 550,080
33,500 Liberty Global Ltd., Cl. C† ........... 393,625
15,000 Megacable Holdings SAB de CV ....... 48,751
6,500 Sirius XM Holdings Inc. ............. 151,287
2,760,487
Computer Software and Services  — 0.3%
3,000 Donnelley Financial Solutions Inc.† ..... 154,290
5,000 I3 Verticals Inc., Cl. A† ............. 162,300
4,000 PAR Technology Corp.† ............. 158,320
474,910
Consumer Products  — 2.7%
9,000 BellRing Brands Inc.† .............. 327,150
1,700 Cavco Industries Inc.† .............. 987,241
2,000 Edgewell Personal Care Co. .......... 40,720
35,000 Energizer Holdings Inc. ............. 871,150
5,500 Essity AB, Cl. B ................... 143,599
11,500 Marine Products Corp. ............. 102,005
15,000 Mattel Inc.† ..................... 252,450
42,500 Nintendo Co. Ltd., ADR ............. 906,950
9,500 Salvatore Ferragamo SpA† ........... 59,671
31,500 Scandinavian Tobacco Group A/S ...... 434,496
6,000 Shiseido Co. Ltd. ................. 102,526
7,500 Spectrum Brands Holdings Inc. ....... 393,975
4,621,933
Consumer Services  — 0.6%
11,500 Ashtead Group plc ................ 767,904

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Services (Continued)
500 Boyd Group Inc. .................. $ 84,329
3,000 Matthews International Corp., Cl. A ..... 72,840
925,073
Diversified Industrial  — 5.2%
3,500 AZZ Inc. ........................ 381,955
6,800 Enpro Inc. ...................... 1,536,800
3,400 FTAI Aviation Ltd. ................. 567,324
11,000 GATX Corp. ..................... 1,922,800
9,000 Griffon Corp. .................... 685,350
8,500 Jardine Matheson Holdings Ltd. ....... 535,500
1,000 Park-Ohio Holdings Corp. ........... 21,240
3,000 Smiths Group plc ................. 94,896
22,000 Steel Partners Holdings LP† .......... 929,720
8,200 Sulzer AG ....................... 1,388,556
11,400 Trinity Industries Inc. ............... 319,656
10,000 Velan Inc. ....................... 112,093
7,000 Wartsila OYJ Abp ................. 209,157
8,705,047
Educational Services  — 1.2%
1,300 Graham Holdings Co., Cl. B .......... 1,530,503
12,700 Universal Technical Institute Inc.† ...... 413,385
1,943,888
Electronics  — 3.6%
1,000 Flex Ltd.† ....................... 57,970
20,000 Mirion Technologies Inc.† ........... 465,200
8,000 Resideo Technologies Inc.† .......... 345,440
178,000 Sony Group Corp., ADR ............. 5,124,620
5,993,230
Energy and Utilities: Alternative Energy  — 0.0%
2,500 XPLR Infrastructure LP ............. 25,425
Energy and Utilities: Electric  — 1.1%
150,000 Algonquin Power & Utilities Corp. ...... 805,500
6,000 Fortis Inc. ...................... 304,333
2,500 RWE AG ....................... 111,006
11,200 TXNM Energy Inc. ................. 633,360
1,854,199
Energy and Utilities: Integrated  — 0.9%
24,000 Avista Corp. ..................... 907,440
3,700 Emera Inc. ...................... 177,516
2,500 Hawaiian Electric Industries Inc.† ...... 27,600
100,000 Hera SpA ....................... 449,661
1,562,217
Energy and Utilities: Natural Gas  — 1.9%
37,500 Innovex International Inc.† ........... 695,250
25,200 National Fuel Gas Co. .............. 2,327,724
Shares
Market
Value
10,000 PrairieSky Royalty Ltd. ............. $ 185,528
3,208,502
Energy and Utilities: Water  — 1.3%
70,000 Beijing Enterprises Water Group Ltd. .... 21,498
1,500 Consolidated Water Co. Ltd. .......... 52,920
16,000 Mueller Water Products Inc., Cl. A ..... 408,320
47,000 Severn Trent plc .................. 1,635,883
2,118,621
Entertainment  — 3.9%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,364,100
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 1,123,387
1,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 95,220
500 Liberty Media Corp.-Liberty Live, Cl. A† .. 47,150
47 Liberty Media Corp.-Liberty Live, Cl. C† .. 4,558
600 Madison Square Garden Entertainment
Corp.† ....................... 27,144
5,000 Madison Square Garden Sports Corp.† .. 1,135,000
23,500 Manchester United plc, Cl. A† ......... 355,790
7,500 Sphere Entertainment Co.† .......... 465,900
28,000 Ubisoft Entertainment SA† ........... 319,990
7,000 Universal Music Group NV ........... 201,843
225,000 Vivendi SE ...................... 791,955
30,000 Warner Bros Discovery Inc.† ......... 585,900
6,517,937
Equipment and Supplies  — 4.9%
18,000 Commercial Vehicle Group Inc.† ....... 30,600
1,200 Federal Signal Corp. ............... 142,788
31,500 Flowserve Corp. .................. 1,673,910
10,000 Graco Inc. ...................... 849,600
17,000 Interpump Group SpA .............. 777,996
36,000 Mueller Industries Inc. .............. 3,639,960
500 Snap-on Inc. .................... 173,265
3,600 Watts Water Technologies Inc., Cl. A .... 1,005,408
8,293,527
Financial Services  — 3.1%
400 Credit Acceptance Corp.† ............ 186,772
6,200 EXOR NV ....................... 605,622
51,000 FinecoBank Banca Fineco SpA ........ 1,102,028
100 First Citizens BancShares Inc., Cl. A .... 178,916
30,000 Flushing Financial Corp. ............. 414,300
250,000 GAM Holding AG† ................. 46,480
7,500 Janus Henderson Group plc .......... 333,825
11,000 Kinnevik AB, Cl. A† ................ 98,381
5,000 Kinnevik AB, Cl. B† ................ 44,400
1,800 PROG Holdings Inc. ............... 58,248
70,000 Resona Holdings Inc. .............. 714,981
1,600 Root Inc., Cl. A† .................. 143,216
35,600 Sony Financial Group Inc., ADR† ...... 197,224

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
21,000 Synovus Financial Corp. ............ $ 1,030,680
5,155,073
Food and Beverage  — 9.2%
280 Chocoladefabriken Lindt & Spruengli AG . 4,277,118
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 30,287
120,000 Davide Campari-Milano NV .......... 756,558
12,000 Fevertree Drinks plc ............... 140,892
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 887,670
1,000 Heineken Holding NV ............... 68,506
39,000 ITO EN Ltd. ..................... 918,004
500 John B Sanfilippo & Son Inc. ......... 32,140
15,500 Kameda Seika Co. Ltd. .............. 432,870
9,500 Kerry Group plc, Cl. A .............. 858,817
175,000 Kikkoman Corp. .................. 1,485,107
90,000 Maple Leaf Foods Inc. .............. 2,328,735
250,000 Nissin Foods Co. Ltd. .............. 222,952
15,000 Nomad Foods Ltd. ................ 197,250
4,000 Post Holdings Inc.† ................ 429,920
190,000 Premier Foods plc ................. 490,619
8,700 Primo Brands Corp. ............... 192,270
5,500 Remy Cointreau SA ................ 296,905
500 The Boston Beer Co. Inc., Cl. A† ....... 105,710
7,500 The Hain Celestial Group Inc.† ........ 11,850
3,000 The Simply Good Foods Co.† ......... 74,460
9,000 Treasury Wine Estates Ltd. ........... 42,104
3,000 TreeHouse Foods Inc.† ............. 60,630
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 272,425
215,000 Vitasoy International Holdings Ltd. ..... 233,181
42,000 Yakult Honsha Co. Ltd. ............. 684,877
15,531,857
Health Care  — 4.1%
18,237 Avantor Inc.† .................... 227,598
17,000 Bausch + Lomb Corp.† ............. 256,190
29,000 Bausch Health Cos. Inc.† ............ 187,050
600 Bio-Rad Laboratories Inc., Cl. A† ...... 168,234
150 Bio-Rad Laboratories Inc., Cl. B† ...... 45,215
8,000 Bridgebio Pharma Inc.† ............. 415,520
500 Charles River Laboratories International
Inc.† ........................ 78,230
400 Chemed Corp. ................... 179,096
500 DaVita Inc.† ..................... 66,435
14,000 Dentsply Sirona Inc. ............... 177,660
22,000 Evolent Health Inc., Cl. A† ........... 186,120
6,000 Halozyme Therapeutics Inc.† ......... 440,040
4,900 Henry Schein Inc.† ................ 325,213
3,000 ICU Medical Inc.† ................. 359,880
5,000 Idorsia Ltd.† ..................... 27,103
12,000 InfuSystem Holdings Inc.† ........... 124,320
Shares
Market
Value
1,500 Integer Holdings Corp.† ............. $ 154,995
300 Intuitive Surgical Inc.† .............. 134,169
2,200 Lantheus Holdings Inc.† ............ 112,838
15,000 NeoGenomics Inc.† ................ 115,800
40,000 Niagen Bioscience Inc.† ............. 373,200
14,000 Option Care Health Inc.† ............ 388,640
14,000 Owens & Minor Inc.† .............. 67,200
29,000 Perrigo Co. plc ................... 645,830
700 STERIS plc ...................... 173,208
8,000 Surgery Partners Inc.† ............. 173,120
6,500 SurModics Inc.† .................. 194,285
2,200 Tenet Healthcare Corp.† ............. 446,688
15,000 Teva Pharmaceutical Industries Ltd., ADR† 303,000
1,600 The Cooper Companies Inc.† ......... 109,696
7,500 Treace Medical Concepts Inc.† ........ 50,325
25,000 Viemed Healthcare Inc.† ............ 169,750
3,000 Zimvie Inc.† ..................... 56,820
6,933,468
Hotels and Gaming  — 4.4%
40,000 Brightstar Lottery plc ............... 690,000
5,000 Caesars Entertainment Inc.† .......... 135,125
227,000 Entain plc ....................... 2,667,644
901 Flutter Entertainment plc† ........... 234,353
26,000 Full House Resorts Inc.† ............ 83,460
16,000 Golden Entertainment Inc. ........... 377,280
636,250 Mandarin Oriental International Ltd. .... 1,495,188
9,000 MGM Resorts International† ......... 311,940
113,750 Ollamani SAB† ................... 340,998
250,000 The Hongkong & Shanghai Hotels Ltd.† . 187,614
7,400 Wynn Resorts Ltd. ................ 949,198
7,472,800
Machinery  — 3.6%
22,700 Astec Industries Inc. ............... 1,092,551
337,000 CNH Industrial NV ................. 3,656,450
2,400 Tennant Co. ..................... 194,544
20,000 TOMRA Systems ASA .............. 298,611
13,000 Twin Disc Inc. .................... 181,220
4,600 Xylem Inc. ...................... 678,500
6,101,876
Metals and Mining  — 3.4%
100,000 Ampco-Pittsburgh Corp.† ........... 229,000
25,250 Cameco Corp. .................... 2,117,465
32,700 Greif Inc., Cl. A ................... 1,954,152
4,000 Metallus Inc.† .................... 66,120
28,000 Myers Industries Inc. .............. 474,320
77,295 Tredegar Corp.† .................. 620,679
3,000 Wheaton Precious Metals Corp. ....... 335,520
5,797,256
Publishing  — 0.1%
60,000 Louis Hachette Group .............. 108,694

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
12,000 The E.W. Scripps Co., Cl. A† .......... $ 29,520
138,214
Real Estate  — 0.2%
20,000 Starwood Property Trust Inc., REIT ..... 387,400
30,000 Trinity Place Holdings Inc.† .......... 0
387,400
Retail  — 1.5%
600 Advance Auto Parts Inc. ............. 36,840
2,900 AutoNation Inc.† .................. 634,433
9,000 BBB Foods Inc., Cl. A† .............. 242,640
490 Biglari Holdings Inc., Cl. A† .......... 757,050
3,900 Camping World Holdings Inc., Cl. A .... 61,581
6,500 Luckin Coffee Inc., ADR† ............ 247,065
5,500 MarineMax Inc.† .................. 139,315
6,000 Movado Group Inc. ................ 113,820
1,000 Penske Automotive Group Inc. ........ 173,910
12,000 Pets at Home Group plc ............. 33,052
100,000 Sun Art Retail Group Ltd. ............ 24,030
2,463,736
Specialty Chemicals  — 1.6%
4,500 Ashland Inc. ..................... 215,595
50,000 Element Solutions Inc. .............. 1,258,500
19,047 Huntsman Corp. .................. 171,042
2,500 Novonesis Novozymes B ............ 152,995
2,500 Sensient Technologies Corp. ......... 234,625
14,000 SGL Carbon SE† .................. 51,776
6,000 T. Hasegawa Co. Ltd. ............... 118,268
10,000 Takasago International Corp. ......... 109,409
40,000 Toray Industries Inc. ............... 255,685
12,700 Treatt plc ....................... 45,860
2,613,755
Telecommunication Services  — 1.2%
6,800 Cogeco Inc. ..................... 295,463
8,250 Eurotelesites AG† ................. 47,655
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 57,630
100,000 Pharol SGPS SA† ................. 7,373
15,500 Sunrise Communications AG, Cl. A ..... 915,533
33,000 Telekom Austria AG ................ 352,567
10,000 Telesat Corp.† ................... 265,000
1,941,221
Transportation  — 0.7%
64,000 Bollore SE ...................... 361,870
350 Cie de L'Odet SE .................. 560,492
17,000 FTAI Infrastructure Inc. ............. 74,120
22,000 Hertz Global Holdings Inc., New York† .. 149,600
1,146,082
Shares
Market
Value
Wireless Telecommunication Services  — 2.4%
11,000 Array Digital Infrastructure Inc. ........ $ 550,110
5,000 Gogo Inc.† ...................... 42,950
38,500 Millicom International Cellular SA ...... 1,868,790
15,000 Telephone and Data Systems Inc. ...... 588,600
90,000 Vodafone Group plc, ADR ........... 1,044,000
4,094,450
TOTAL COMMON STOCKS ......... 140,371,003
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Royalty Corp., Ser. A, 8.625% ... 264,700
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Energy Inc., CVR† ......... 825
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 16.3%
$ 27,630,000 U.S. Treasury Bills,
3.886% to 4.181%††, 10/21/25 to
01/20/26 ...................... 27,430,471
TOTAL INVESTMENTS — 100.0% ....
(Cost $116,640,288) ............. $ 168,066,999
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 56.8% $ 95,516,290
Europe .............................. 27.9 46,936,768
Japan ............................... 6.6 11,050,520
Canada .............................. 4.9 8,232,075
Asia/Pacific ......................... 2.0 3,281,556
Latin America ....................... 1.8 3,049,790
Total Investments ................... 100.0% $ 168,066,999